UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	    San Francisco, CA 94108

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:  Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     February 11, 2003

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    87
Form 13F Information Table Value Total (Thousands):   $165,742
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800-FLOWERS.COM, Inc.        COM              68243Q106     1866   195366 SH       SOLE                   195366
Advanced Fibre Communication,  COM              00754A105     4595   208000 SH       SOLE                   177000             31000
Agile Software Corporation     COM              00846X105     1761   201296 SH       SOLE                   196496              4800
Amazon.com, Inc.               COM              023135106      725    16754 SH       SOLE                    16754
Amdocs Ltd.                    COM              G02602103     3779   136000 SH       SOLE                    86000             50000
Amerigroup Corporation         COM              03073T102     4798   105000 SH       SOLE                   104800               200
Applied Micro Circuits Corpora COM              03822W109     1131   198041 SH       SOLE                   162900             35141
Aquantive, Inc.                COM              03839G105     2061   214693 SH       SOLE                   121347             93346
Argonaut Technologies, Inc.    COM              040175101      108    78281 SH       SOLE                     8698             69583
Ariba, Inc. (hold in acct)     COM              04033V104       95    33434 SH       SOLE                                      33434
Atmel Corp.                    COM              049513104      182    28000 SH       SOLE                                      28000
Avanex Corp. (Formerly R144 un COM              05348W109      221    51154 SH       SOLE                    51154
Avanex Corp. (Formerly R144 un COM              05348W109       96    22274 SH       SOLE                    22274
Avanex Corporation             COM              05348W109      352    81481 SH       SOLE                    67746             13735
Boston Life Sciences           COM              100843408      102    83840 SH       SOLE                                      83840
Brocade Comm Sys. (R145 until  COM              111621108       70    10495 SH       SOLE                     7174              3321
CNET Networks, Inc.            COM              12613R104     1377   133155 SH       SOLE                   119628             13527
Caliper Life Sciences, Inc.    COM              130876105      338    48973 SH       SOLE                    40700              8273
Check Point Software System, I COM              M22465104      910    40000 SH       SOLE                    40000
ChipPAC, Inc.                  COM              169657103     1074   135835 SH       SOLE                   135835
Ciena Corporation              COM              171779101     1116   224554 SH       SOLE                   140554             84000
Concur Technologies, Inc.      COM              206708109      178    15866 SH       SOLE                                      15866
Connetics Corporation          COM              208192104     1903    86400 SH       SOLE                    78900              7500
DeCODE genetics, Inc.          COM              243586104      362    34046 SH       SOLE                    31215              2831
Dick's Sporting Goods, Inc.    COM              253393102     1284    22093 SH       SOLE                    18149              3944
Digital Theater Systems, Inc.  COM              25389G102      751    29336 SH       SOLE                    29336
Digitas, Inc.                  COM              25388K104      603    58599 SH       SOLE                    58599
DoubleClick, Inc.              COM              258609304     1015    90200 SH       SOLE                    85900              4300
Du Pont                        COM              263534109      268     6350 SH       SOLE                                       6350
Durect Corporation             COM              266605104     2187   645130 SH       SOLE                   645130
E.Piphany, Inc.                COM              26881V100     1451   201028 SH       SOLE                   173417             27611
EBay, Inc.                     COM              278642103    44180   637700 SH       SOLE                   626500             11200
Encore Acquitition Company     COM              29255W100      332    12000 SH       SOLE                                      12000
Exact Sciences Corporation     COM              30063P105     1994   254368 SH       SOLE                   224600             29768
Flextronics International, Ltd COM              Y2573F102     1244    72803 SH       SOLE                    72803
Genaissance Pharmaceuticals    COM              36867W105       71    20412 SH       SOLE                                      20412
HewlettPackard                 COM              428236103      295    12929 SH       SOLE                                      12929
IPass, Inc.                    COM              46261V108     4394   402055 SH       SOLE                   354793             47262
Inamed Corporation             COM              453235103     2166    40648 SH       SOLE                    40548               100
Inspire Pharmaceuticals, Inc.  COM              457733103     2000   155300 SH       SOLE                   127350             27950
Integrated Circuit Systems     COM              45811K208     1452    58000 SH       SOLE                    58000
InterActiveCorp                COM              45840Q101      961    30368 SH       SOLE                    30368
Intuit, Inc.                   COM              461202103     2189    49051 SH       SOLE                    44351              4700
Juniper Networks, Inc.         COM              48203R104     1018    39111 SH       SOLE                    36205              2906
Keryx Biopharmaceuticals, Inc. COM              492515101     4986   326277 SH       SOLE                    23900            302377
Linear Technology Corp.        COM              535678106     3978   107260 SH       SOLE                    71260             36000
Lionbridge Technologies, Inc.  COM              536252109      126    13000 SH       SOLE                    13000
Microchip Technology, Inc.     COM              595017104     3203   121250 SH       SOLE                   121250
Microsoft Corp.                COM              594918104      324    13000 SH       SOLE                                      13000
NetScreen Tech (R145 until 11/ COM              64117V107      868    23858 SH       SOLE                    17916              5942
NetScreen Technologies, Inc.   COM              64117V107      997    27403 SH       SOLE                    24472              2931
Netflix, Inc.                  COM              64110L106     3473   101800 SH       SOLE                    59000             42800
Network Appliance (R145 unitl  COM              64120L104      312    14481 SH       SOLE                    14481
Nextel Communications, Inc.    COM              65332V103     1233    50000 SH       SOLE                    50000
Nortel Networks Corporation    COM              656568102      916   154155 SH       SOLE                   154155
Nuance Communications          COM              669967101      384    58303 SH       SOLE                    58303
Nuevo Energy (R144 until 9/18/ COM              670509108     3256   100000 SH       SOLE                   100000
Nuevo Energy Company           COM              670509108      909    27905 SH       SOLE                    27905
PDF Solutions, Inc.            COM              693282105     1213   105000 SH       SOLE                   105000
PMC/Sierra Semiconductor Corp. COM              69344F106      966    56908 SH       SOLE                    56908
Positron Corp.                 COM              737397125        7   207591 SH       SOLE                                     207591
Positron Corp. (R144 til 6/30/ COM              737397125        1    15585 SH       SOLE                                      15585
Positron Corp. (R144 til 8/31/ COM              737397125        9   266466 SH       SOLE                                     266466
Psychiatric Solutions, Inc. (S COM              74439H108      295    15705 SH       SOLE                                      15705
RSA Security, Inc.             COM              749719100     6467   344158 SH       SOLE                   291483             52675
Select Medical Corporation     COM              816196109     1224    73284 SH       SOLE                    17350             55934
Silicon Laboratories, Inc.     COM              826919102     8418   159200 SH       SOLE                    98300             60900
Sirius Satellite Radio, Inc.   COM              82966U103     1282   376941 SH       SOLE                   257333            119608
Skyepharma Plc. (ADR shares)   COM              830808101     1977   175876 SH       SOLE                                     175876
StemCells, Inc. (R144 until 9/ COM              85857R105       46    27535 SH       SOLE                    27535
SuperGen, Inc. (R144 until 01/ COM              868059106      271    21210 SH       SOLE                                      21210
SuperGen, Inc. (R144 until 2/1 COM              868059106      369    28799 SH       SOLE                                      28799
Telik, Inc.                    COM              87959M109     1706    63565 SH       SOLE                    57200              6365
TransMontaigne                 COM              893934109      244    40000 SH       SOLE                    40000
TriZetto Group, Inc.           COM              896882107      620    80000 SH       SOLE                    80000
United Online, Inc             COM              911268100      271    16098 SH       SOLE                                      16098
United Surgical Partners Inter COM              913016309      897    26457 SH       SOLE                     1729             24728
Ventana Medical Systems, Inc.  COM              92276H106      246     6000 SH       SOLE                                       6000
VeriSign, Inc.                 COM              92343E102     4443   267787 SH       SOLE                   251987             15800
Verisity Ltd                   COM              M97385112      952   103378 SH       SOLE                    97928              5450
Veritas Software Corp.         COM              923436109      942    35000 SH       SOLE                    35000
Vignette Corporation           COM              926734104      519   250777 SH       SOLE                   250777
Wireless Facilities            COM              97653A103      329    29879 SH       SOLE                    21375              8504
Wireless Facilities (R144 unti COM              97653A103      666    60523 SH       SOLE                    46359             14164
Witness Systems                COM              977424100      924    71550 SH       SOLE                                      71550
Wright Medical Group, Inc.     COM              98235T107      368    12000 SH       SOLE                                      12000
YaHoo!, Inc.                   COM              984332106     2859    58975 SH       SOLE                    55000              3975
Rainbow Group of Companies, In COM              750810103       60   329000 SH       SOLE                   329000
Cythera, Inc. (private)                                          0   400000 SH       SOLE                                     400000
Pharmadvance, Inc. (private)                                     0    15000 SH       SOLE                                      15000
Cythera, Inc. Series A-3 Pref                                 1571  1570841 SH       SOLE                                    1570841